Variable Interest Entities - Summary of Bareboat Charters (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Variable Interest Entity [Line Items]
2019	$ 2,304
2020	3,452
2021	2,288
2022	1,223
2023	491
2024	2,462
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2019	8,620
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024	12,884
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2019	8,620
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024	15,695
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement | Golar Snow
Variable Interest Entity [Line Items]
2019	8,620
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024	15,695
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement | Golar Ice
Variable Interest Entity [Line Items]
2019	8,620
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024	18,599
Variable Interest Entity, Primary Beneficiary | CMBL Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2019	10,284
2020	19,963
2021	19,196
2022	18,449
2023	17,703
2024	30,527
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
2019	6,840
2020	13,717
2021	13,717
2022	13,717
2023	13,754
2024	27,433
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2019	5,617
2020	11,151
2021	11,066
2022	11,016
2023	10,952
2024	35,092
Variable Interest Entity, Primary Beneficiary | CSSC | Hilli
Variable Interest Entity [Line Items]
2019	58,322
2020	113,845
2021	109,915
2022	105,984
2023	102,148
2024	$ 389,916